 March 9, 2001

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

        Re:     Transamerica Separate Account VA-6NY of Transamerica Life Insurance Company of New York (File No. 333-47219)

Dear Commissioners:

On behalf of Transamerica Separate Account VA-6NY of Transamerica Life Insurance Company of New York (“separate account”), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”). The funds are as follows:

Alger American Income and Growth

Alliance VP Growth and Income - Class B
Alliance VP Premier Growth - Class B

Dreyfus VIF Appreciation
Dreyfus VIF Small Cap

Janus Aspen Series Balanced - Service Shares
Janus Aspen Series Worldwide Growth -Service Shares

MFS VIT Emerging Growth
MFS VIT Growth with Income
MFS VIT Research

MS UIF Emerging Markets Equity
MS UIF Fixed Income
MS UIF High Yield
MS UIF International Magnum

OCC Accumulation Trust Managed
OCC Accumulation Trust Small Cap

PIMCO VIT StocksPlus Growth and Income

Transamerica VIF Growth
Transamerica VIF Money Market

These Annual Reports are for the period ending December 31, 2000 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,

Willaim M. Hurst
Assistant Secretary

Entity:  Alger American Fund Income and Growth
File No.:         811-05550
Date of Filing:   2-27-2001
Accession No.     0000930413-01-000334
CIK:     0000930413

Entity:  Alliance VP Growth and Income - Class B
File No.:         811-05398
Date of Filing:  2-27-2001
Accession No.  0000936772-01-000110
CIK: 0000825316

Entity:  Alliance VP Premier Growth - Class B
File No.:         811-05398
Date of Filing:  2-27-2001
Accession No.  000936772-01-000110
CIK: 0000825316

Entity:  Dreyfus VIF Appreciation
File No.:         811-05125
Date of Filing:   2-28-2001
Accession No.     0000813383-01-000002
CIK:     0000813383

Entity:  Dreyfus VIF Small Cap
File No.:         811-05125
Date of Filing:   2-28-2001
Accession No.     0000813383-01-000002
CIK:     0000813383

Entity:  Janus Aspen Series Balanced - Service Shares
File No.:         811-007736
Date of Filing:   2-21-2001
Accession No.     0001012709-01-000337
CIK:     0000906185

Entity:  Janus Aspen Series Worldwide Growth - Service Shares
File No.:         811-007736
Date of Filing:   2-21-2001
Accession No.     0001012709-00-000337
CIK:     0000906185

Entity:  MFS VIT Emerging Growth
File No.:         811-08326
Date of Filing:    2-14-2001
Accession No.     0000950156-01-000080
CIK:  0000918571

Entity:  MFS VIT Growth with Income
File No.:         811-08326
Date of Filing: 2-14-2001
Accession No.  0000950156-01-000081
CIK:  0000918571

Entity:  MFS VIT Research
File No.:         811-08326
Date of Filing:  2-14-2001
Accession No.  0000950156-01-000072
CIK:     0000918571

Entity:  MS UIF Emerging Markets Equity
File No.:         811-07607
Date of Filing:   3-5-01
Accession No.  0000912057-01-007173
CIK:  0001011378

Entity:  MS UIF Fixed Income
File No.:         811-07607
Date of Filing:   3-5-01
Accession No.  0000912057-01-007173
CIK:     0001011378

Entity:  MS UIF High Yield
File No.:         811-07607
Date of Filing:   3-5-01
Accession No.  0000912057-01-007173
CIK:     0001011378

Entity:  MS UIF International Magnum
File No.:         811-07607
Date of Filing:   3-5-01
Accession No.  0000912057-01-007173
CIK:     0001011378

Entity:  OCC Accumulation Trust Managed
File No.:         811-08512
Date of Filing:   2-28-2001
Accession No.     0000889812-01-006862
CIK:     0000923185

Entity:  OCC Accumulation Trust Small Cap
File No.:         811-08512
Date of Filing:   2-28-2001
Accession No.     0000889812-01-006862
CIK:     0000923185

Entity:  PIMCO VIT StocksPlus Growth and Income
File No.: 811-08399
Date of Filing: 3-7-01
Accession No.:  0001017062-01-000472
CIK: 001047304

Entity:  Transamerica VIF Growth
File No.:         811-9126
Date of Filing:    3-6-2001
Accession No.     0001002786-01-000002
CIK:     0001002786

Entity:  Transamerica VIF Money Market
File No.:         811-9126
Date of Filing:    3-6-2001
Accession No.     0001002786-01-000002
CIK:     0001002786